Basis of Presentation	6 Months Ended
Jun. 30, 2021
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and footnote disclosures required by IFRS for a complete set of annual financial statements have been omitted, and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s annual consolidated financial statements for the year ended December 31, 2020, filed on an Annual Report on Form 20-F with the Securities Exchange Commission on March 2, 2021.

The unaudited condensed consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as applied in the preparation of the Partnership’s consolidated financial statements for the year ended December 31, 2020, with the exception of a reclassification in the consolidated statements of cash flows that is described below. On July 27, 2021, the Partnership’s board of directors authorized the unaudited condensed consolidated financial statements for issuance.

Until December 31, 2020, interest paid and movements of cash collateral were presented in the consolidated statement of cash flows under cash provided by operating activities. IAS 7 Cash Flow Statement does not dictate how interest cash flows should be classified, but rather allows an entity to determine the classification appropriate to its business. The standard permits entities to present payments for interest under either operating or financing activities, provided that the elected presentation is applied consistently from period to period. In 2021, management, after reviewing the Exposure Draft General Presentation and Disclosures issued by the IASB in December 2019, elected to reclassify interest paid including cash paid for interest rate swaps held for trading and the movements of cash collateral related to the Partnership’s interest rate swaps under cash used in financing activities, in conformity with the proposal of the Exposure Draft to reduce presentation alternatives and classify interest paid as a cash flow arising from financing activities. Management believes that the revised classification provides more relevant information to users, as it better reflects management’s view of the financing nature of these transactions. Comparative figures have been retrospectively adjusted to reflect this change in policy in the statement of cash flows, as follows:

	Six months ended June 30, 2020
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	66,224	43,834	110,058
Net cash used in investing activities	(11,720)	—	(11,720)
Net cash used in financing activities	(79,178)	(43,834)	(123,012)
Decrease in cash and cash equivalents	(24,674)	—	(24,674)

The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Partnership’s annual consolidated financial statements for the year ended December 31, 2020 and remain unchanged.

The unaudited condensed consolidated financial statements are expressed in thousands of U.S. Dollars (“USD”), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership’s most significant assets and liabilities are paid for and settled in USD.

As of June 30, 2021, the Partnership’s current assets totaled $141,581 while current liabilities totaled $183,195, resulting in a negative working capital position of $41,614. Current liabilities include an amount of $25,305 of unearned revenue in relation to vessel hires received in advance (which represents a non-cash liability that will be recognized as revenues in July 2021 as the services are rendered). In considering going concern, management has reviewed the Partnership’s future cash requirements, covenant compliance and earnings projections, incorporating the negative impact of the COVID-19 pandemic on near-term market rates.

Management monitors the Partnership’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including debt service commitments, and to monitor compliance with the financial covenants within its loan facilities. Management anticipates that the Partnership’s primary sources of funds for at least twelve months from the date of this report will be available cash, cash from operations and existing debt facilities. Management believes that these anticipated sources of funds, as well as its ability to access the capital markets if needed, will be sufficient for the Partnership to meet its liquidity needs and comply with its banking covenants for at least twelve months from the date of this report and therefore it is appropriate to prepare the financial statements on a going concern basis. Additionally, the Partnership may enter into new debt facilities in the future, as well as public equity or debt instruments, although there can be no assurance that the Partnership will be able to obtain additional debt or equity financing on terms acceptable to the Partnership, which will also depend on financial, commercial and other factors, as well as a significant recovery in capital market conditions and a sustainable improvement in the LNG charter market, that are beyond the Partnership’s control.

Adoption of new and revised IFRS

(a)  Standards and interpretations adopted in the current period

In August 2020, the IASB issued the Phase 2 amendments to IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures, IFRS 4 and IFRS 16 in connection with the Phase 2 of the interest rate benchmark reform. The amendments address the issues arising from the implementation of the reforms, including the replacement of one benchmark with an alternative one. The amendment is effective for annual periods beginning on or after January 1, 2021. Management anticipates that this amendment will not have a material impact on the Partnership’s consolidated financial statements.

There were no other IFRS standards or amendments that became effective in the current period which were relevant to the Partnership or material with respect to the Partnership’s financial statements.

(b)  Standards and amendments in issue not yet adopted

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also defines the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2022 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Partnership’s financial statements.

At the date of authorization of these unaudited condensed consolidated financial statements, there were no other IFRS standards and amendments issued but not yet adopted with an expected material effect on the Partnership’s financial statements.